Share Capital (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jun. 30, 2021	Nov. 02, 2020	Oct. 24, 2019	Aug. 31, 2021	Nov. 02, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares outstanding				498,909,326		525,004,897
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				22,372,064		22,372,064	22,372,064
Par value				$ 0
Preferred shares redemption price, per share				25.00
Number of shares issued	10,012,393
Class B Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,987,607
Par value				0
Preferred shares redemption price, per share	$ 25.00			$ 25.00
Cancellation of shares				$ 336
Preferred Stock, Redemption Amount	$ 300
Shares repurchased				14,783,974
Treasury shares [member]
Disclosure of classes of share capital [line items]
Percentage of issued and outstanding shares		5.00%
Treasury shares [member] | Class B Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					24,532,404
Average book value of shares repurchased				$ 8.77
Excess of the market price of treasury shares over average book value, including transaction costs				$ 207
Minimum [Member]
Disclosure of classes of share capital [line items]
Discount rate for shares under DRIP			2.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Discount rate for shares under DRIP			0.00%